Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Financial Instruments [Abstract]
Interest on acquisition related consideration	$ 11	$ 28	$ 32	$ 64
Interest on lease obligations	36	51	114	163
Interest income	(670)	(2,012)	(1,985)	(6,733)
Finance income, net	$ (623)	$ (1,933)	$ (1,839)	$ (6,506)